Organization and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Organization And Summary Of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies

1.	Organization and Summary of Significant Accounting Policies

Organization

Q Holdings, Inc. (“the Company”) (formerly known as Grace 2, Inc.) was incorporated on October 27, 2005 as a Delaware corporation.

On October 13, 2011, Grace 2, Inc. entered into an Agreement and Plan of Merger (“Agreement”) with Q Acquisition, Inc., a Delaware corporation and wholly owned subsidiary (“Merger Sub”), and Q Therapeutics, Inc. Q Therapeutics, Inc. was incorporated on March 28, 2002 as a Delaware corporation. Pursuant to the Agreement, Merger Sub merged with and into Q Therapeutics, Inc. with Q Therapeutics, Inc. being the surviving corporation. Upon the consummation of the merger, Grace 2, Inc. acquired 100% of Q Therapeutics, Inc. by issuing 2.1633835 shares of common stock for each outstanding equity instrument of Q Therapeutics, Inc. After the effective date of the transaction, the former Q Therapeutics, Inc. stockholders owned 89.7% of the issued and outstanding common shares of Grace 2, Inc. Also, at the time of the transaction Grace 2, Inc. was renamed Q Holdings, Inc. The transaction was accounted for as a reverse acquisition with Q Therapeutics, Inc. as the accounting acquirer. The condensed consolidated financial statements include the activity of Q Therapeutics, Inc. from inception (March 28, 2002) through June 30, 2012, and the activity of Q Holdings, Inc. and Q Therapeutics, Inc. from the date of acquisition (October 13, 2011) forward.

The Company is a development stage company in the process of developing products to treat debilitating and fatal diseases of the central nervous system.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Q Holdings, Inc. and its wholly owned subsidiary, Q Therapeutics, Inc. and Q Therapeutics, Inc.’s majority owned subsidiary, NeuroQ Research, Inc. (collectively, “the Company”). All significant intercompany amounts have been eliminated. There has been no activity in NeuroQ Research, Inc. since NeuroQ Research, Inc. was formed; therefore, no non-controlling interest is presented. The unaudited condensed consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) on a basis consistent with the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial information set forth therein. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted pursuant to SEC rules and regulations, although the Company believes that the following disclosures, when read in conjunction with the annual financial statements and the notes thereto as included in the Company’s annual report on Form 10-K for the year ended December 31, 2011, are adequate to make the information presented not misleading. Operating results for the three and six months ended June 30, 2012, are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

Development Stage and Liquidity

For the period from March 28, 2002 (date of inception) through June 30, 2012, the Company has not generated significant revenues and has been developing its products. Therefore, the Company is considered to be in the development stage in accordance with the provisions of Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities. Cumulative amounts have been presented for the period from March 28, 2002 (date of inception) through June 30, 2012. Historically, the Company has been dependent on government grants and debt and equity raised from individual investors to sustain its operations. The Company’s products have not been approved by the FDA for commercial sale; therefore, the Company has not generated revenues from commercial product sales. The Company has incurred losses and used cash in operating activities since inception. As of June 30, 2012, the Company had a deficit accumulated during the development stage of $18,640,061. From October 13, 2011 through June 30, 2012, the Company raised $4,018,047 in a private placement of the Company’s common stock. Although there can be no assurance, management believes that the Company has sufficient resources to fund the Company’s operations through at least June 30, 2013.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key estimates include useful lives for property and equipment, valuation allowances for net deferred income tax assets, and values of stock-based compensation awards.

Stock-Based Compensation

The Company calculates the estimated fair value of its stock options and warrants on the grant date using the Black-Scholes option-pricing model and recognizes the estimated fair value as compensation expense on a straight-line basis over the vesting period. The volatility assumption used in the Black-Scholes option-pricing model is based on the volatility of publicly traded companies in the same industry as the Company. The expected terms of the options and warrants granted represent the period of time that the options granted are expected to be outstanding. The risk free rate for periods within the contractual lives of the option and warrant is based on the U.S. treasury securities constant maturity rate that corresponds to the expected terms in effect at the time of grant.

Net Loss Per Common Share

Basic net income or loss per common share (“Basic EPS”) is computed by dividing net income or loss by the weighted average number of common shares outstanding. Diluted net income or loss per common share (“Diluted EPS”) is computed by dividing net income or loss by the sum of the weighted average number of common shares outstanding and the dilutive potential common share equivalents then outstanding. Potential dilutive common share equivalents consist of shares issuable upon the exercise of outstanding stock options and warrants to acquire common stock.

Due to the fact that for all periods presented, the Company has incurred net losses, potential dilutive common share equivalents of 15,830,505 and 8,311,561 for the six months ended June 30, 2012 and 2011, respectively, are not included in the calculation of Diluted EPS because they are anti-dilutive. Therefore, basic loss per common share is the same as diluted loss per common share for the three and six months ended June 30, 2012 and 2011.